Consolidated Statement of Comprehensive Income (Parenthetical)		12 Months Ended
	Oct. 05, 2023	Jun. 30, 2024
Profit or loss [abstract]
Reverse stock split description	1:10 reverse stock split	10-to-1 reverse stock split